Commitments, Guarantees and Pledged Assets - Summary of Future Minimum Lease Payments and Receipt for Operating Lease Commitments (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	$ 8,110	$ 8,379
1 - 2 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	981	970
Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	3,582	$ 3,751
Operating lease [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	5,547
Operating lease [member] | Within 1 year [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	510
leases Receipts (2)	132
Operating lease [member] | 1 - 2 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	529
leases Receipts (2)	136
Operating lease [member] | 2 - 3 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	484
leases Receipts (2)	138
Operating lease [member] | 3 - 4 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	420
leases Receipts (2)	139
Operating lease [member] | 4 - 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	351
leases Receipts (2)	138
Operating lease [member] | Over 5 years [member]
Disclosure of finance lease and operating lease by lessee [line items]
Operating Payments	3,253
leases Receipts (2)	$ 1,164